Goodwill and Intangible assets	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Goodwill and Intangible assets
Note 14 - Goodwill and Intangible assets

		Intangible assets
	Goodwill and intangible from acquisition	Association for the promotion and offer of financial products and services	Software Acquired	Internally developed software	Other intangible assets (1)	Total
Annual amortization rates		8%	20%	20%	10% to 20%
Cost
Balance at 12/31/2020	13,959	2,822	6,484	7,664	3,274	34,203
Acquisitions (4)	—	5	738	3,511	3,413	7,667
Rescissions / disposals	(10)	—	(65)	(13)	(236)	(324)
Exchange variation	(918)	(155)	(238)	—	(20)	(1,331)
Other (3,5)	—	(15)	(443)	(5)	—	(463)
Balance at 12/31/2021	13,031	2,657	6,476	11,157	6,431	39,752
Amortization
Balance at 12/31/2020	—	(1,347)	(3,680)	(3,288)	(1,410)	(9,725)
Amortization expense (2)	—	(109)	(819)	(942)	(791)	(2,661)
Rescissions / disposals	—	—	28	10	214	252
Exchange variation	—	68	125	—	3	196
Other (3,5)	—	14	197	—	—	211
Balance at 12/31/2021	—	(1,374)	(4,149)	(4,220)	(1,984)	(11,727)
Impairment (Note 2.4h)
Balance at 12/31/2020	(5,772)	(789)	(204)	(383)	—	(7,148)
Increase	—	—	—	(440)	—	(440)
Disposals	—	—	33	—	—	33
Exchange variation	563	77	—	—	—	640
Balance at 12/31/2021	(5,209)	(712)	(171)	(823)	—	(6,915)
Book value
Balance at 12/31/2021	7,822	571	2,156	6,114	4,447	21,110

(1)	Includes amounts paid for acquisition of rights to provide services of payment of salaries, proceeds, retirement and pension benefits and similar benefits.
(2)
Amortization expenses related to the rights for acquisition of payrolls and associations, in the amount of R$ (860) (R$ (594) from 01/01 to 12/31/2020) are disclosed in the General and administrative expenses (Note 23).

(3)	Includes the total amount of R$ 34 related to the hyperinflationary adjustment for Argentina.
(4)	Other intangible assets: includes the effect of R$ 2,422 related to acquisition on 07/16/2021 of payroll management of the Government of the State of Minas Gerais.
(5)	Includes reclassifications of Software licenses necessary to put data processing systems into use, in the net amount of R$ 327.

		Intangible assets
	Goodwill and intangible from acquisition	Association for the promotion and offer of financial products and services	Software Acquired	Internally developed software	Other intangible assets (1)	Total
Annual amortization rates		8%	20%	20%	10% to 20%
Cost
Balance at 12/31/2019	11,158	2,518	5,899	5,716	2,971	28,262
Acquisitions	287	—	795	1,968	541	3,591
Rescissions / disposals	—	—	(1,121)	(20)	(137)	(1,278)
Exchange variation	2,514	320	901	—	232	3,967
Other (3)	—	(16)	10	—	(333)	(339)
Balance at 12/31/2020	13,959	2,822	6,484	7,664	3,274	34,203
Amortization
Balance at 12/31/2019	—	(1,057)	(3,206)	(2,497)	(1,242)	(8,002)
Amortization expense (2)	—	(174)	(825)	(779)	(457)	(2,235)
Rescissions / disposals	—	—	834	—	136	970
Exchange variation	—	(126)	(451)	—	(174)	(751)
Other (3)	—	10	(32)	(12)	327	293
Balance at 12/31/2020	—	(1,347)	(3,680)	(3,288)	(1,410)	(9,725)
Impairment (Note 2.4h)
Balance at 12/31/2019	—	—	(171)	(370)	—	(541)
Incresase	(5,772)	(789)	(33)	(13)	—	(6,607)
Disposals	—	—	—	—	—	—
Balance at 12/31/2020	(5,772)	(789)	(204)	(383)	—	(7,148)
Book value
Balance at 12/31/2020	8,187	686	2,600	3,993	1,864	17,330

(1)	Includes amounts paid for acquisition of rights to provide services of payment of salaries, proceeds, retirement and pension benefits and similar benefits.
(2)
Amortization expenses related to the rights for acquisition of payrolls and associations, in the amount of R$ (594) (R$ (519) from 01/01 to 12/31/2019) are disclosed in the General and administrative expenses (Note 23).

(3)	Includes the total amount of R$ 17 related to the hyperinflationary adjustment for Argentina.
Goodwill and Intangible Assets from Acquisition are mainly represented by Itaú CorpBanca’s goodwill in the amount of R$ 3,375 (R$ 3,606 at 12/31/2020).
ITAÚ UNIBANCO HOLDING recognized at June 30, 2020, adjustments to the recoverable amount of goodwill and intangible assets related to Itaú CorpBanca, in the amounts of R$ 5,772 and R$ 789.
The value in use of the Cash Generating Unit (CGU) in which Itáu CorpBanca is allocated was considered and cash flows were based on the result of June 2020 and internal projects of results until 2025.
The adjustment to recoverable amount results from economic conditions at June 30, 2020, of Itaú CorpBanca’s market capitalization, discount rates applicable and other changes in variables triggered by the current uncertain macroeconomic condition that, when combined, resulted in a CGU amount lower than its book value. The discount rates used for the impairment test were 10.4% for operations in Chile and 12.3% for operations in Colombia, determined by the cost of capital calculated based on CAPM model. Long-term interest rates considered were 5.2% p.a. and 6.5% p.a. for Chile and Colombia, respectively. The most sensitive assumptions are cost of capital and perpetuity growth rate.
Impairment was recognized in the Consolidated Statement of Income under General and administrative expenses (Note 23).